Employee Benefit Plan, Tax Status (Details) - EBP 31-1537655-010	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Apr. 11, 2017
EBP, Tax Ruling, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]